CONSTRUCTION IN PROGRESS	6 Months Ended
Dec. 31, 2025
CONSTRUCTION IN PROGRESS
CONSTRUCTION IN PROGRESS

NOTE 11. CONSTRUCTION IN PROGRESS

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Construction in progress	¥12,000,900	¥40,370,158	$5,772,856

Construction in progress refers to the factory construction being undertaken by Recon-SD for its plastic recycling business (“the Project”). It primarily accounts for the direct and indirect costs incurred by the Project. The Project occupies approximately 50 acres. Upon full completion, the Project will comprise of a production workshop, a process equipment area, a raw material warehouse area, a tank farm area, multi-functional office buildings, a hazardous waste storage facility, and supporting utility infrastructure. Currently, two production lines are under construction. The overall factory construction is expected to be finished in July 2026. The total budget for the Project is approximately $20 million. As of December 31, 2025, the construction costs amounted to ¥40,370,158 ($5,772,856).